Reporting And Accounting Policies Advertising Costs (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Marketing and Advertising Expense [Abstract]
Advertising Expense	$ 681.8	$ 619.3	$ 546.8